Closed Block (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Closed block policyholder dividend obligation
Balance at January 1,	$ 876	$ 0	$ 0
Change in unrealized investment and derivative gains (losses)	2,043	876	0
Balance at December 31,	$ 2,919	$ 876	$ 0